Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,214,680	$ 1,585,860	$ 49,490	$ 2,850,030
COLD LAKE [Member]
Total	30,450	998,790	9,460	1,038,700
KEARL [Member]
Total	52,230	585,810	23,640	661,680
OTHER OIL SANDS [Member]
Total	1,126,500		8,100	1,134,600
CONVENTIONAL & OTHER [Member]
Total		210	8,170	8,380
NORMAN WELLS [Member]
Total	$ 5,510	$ 1,040	$ 120	$ 6,670